CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) - Disclosure of Allowance for Expected Credit Losses - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 6,247	£ 3,455
Loans and advances to customers	498,843	494,988
Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Loans and advances to customers	600	600
Drawn balance
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Allowance account for credit losses of financial assets	£ 5,788	£ 3,278